Interim Consolidated Balance Sheets - USD ($)		Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Current assets:
Cash		$ 4,253	$ 2,224	$ 2,155
Cash in Transit
Trade Debtors			15,929	5,780
Inventory - Raw Materials
Prepaid expenses
Total current assets		4,253	18,153	7,935
Property and equipment, net		134,121	126,121	112,612
Investment in unconsolidated Joint Venture/Mining Rights
Other assets		62,383	52,106	50,171
Total assets		200,757	196,380	170,718
Current liabilities:
Accounts payable
Accrued expenses		372,323	960,249	611,899
Convertible notes payable	[1]	9,000	91,166	91,166
Wages payable		2,392	2,392
Loan from related party		2,631,310	1,956,986	1,737,566
Derivative liabilities		10,044	728,080	726,871
Total current liabilities		3,025,069	3,738,873	3,167,502
Stockholders' deficit:
Preferred stock		24,500	23,000	23,000
Common stock, $0.001 par value; 975,000,000 shares authorized at September 30, 2019; 2,000,000,000 shares authorized at March 31, 2020 and $0.001 par value; 975,000,000 shares authorized at September 30, 2018, respectively		443,355	443,355	443,355
Additional paid-in capital		10,092,518	9,842,517	9,842,517
Accumulated deficit		(13,250,623)	(13,728,369)	(13,199,727)
Total stockholders' deficit, including non-controlling interest		(2,690,250)	(3,419,497)	(2,890,855)
Non-Controlling interest		(134,062)	(122,996)	(105,929)
Total stockholders' deficit		(2,824,312)	(3,542,493)	(2,996,784)
Total liabilities and stockholders' deficit		$ 200,757	196,380	170,718
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock			3,000	3,000
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock			$ 20,000	$ 20,000

[1]	See Note 6 for details of Convertible notes.